DEPRECIATION, AMORTIZATION AND IMPAIRMENT (Detail 7) - Colombia [Member]	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of disaggregation of revenue from contracts with customers [line items]
Discount rate	11.50%	12.40%
Range
Range (RA/CV)
Growth rates Perpetuity	6.50%	5.60%
Range
Range (RA/CV)
Bottom of range [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Range	10.90%	11.80%
Range (RA/CV)	91.80%	99.80%
Range	5.90%	5.00%
Range (RA/CV)	91.50%	103.80%
Top of range [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Range	12.10%	13.00%
Range (RA/CV)	115.00%	121.20%
Range	7.10%	6.20%
Range (RA/CV)	115.40%	116.30%